INTANGIBLE ASSETS (Details 1)	12 Months Ended
Dec. 31, 2022 shares
Discounted cash flow [member]
IfrsStatementLineItems [Line Items]
Assumptions, 2023	5.16%
Assumptions, 2024	3.59%
Assumptions, 2025	3.93%
Assumptions, 2026	3.68%
Assumptions, 2027	3.41%
Exchange rate, 2023	5.12
Exchange rate, 2024	5.10
Exchange rate, 2025	5.18
Exchange rate, 2026	5.20
Exchange rate, 2027	5.20
Discounted Cash Flow 1 [Member]
IfrsStatementLineItems [Line Items]
Assumptions, 2023	1.90%
Assumptions, 2024	2.29%
Assumptions, 2025	2.22%
Assumptions, 2026	2.20%
Assumptions, 2027	2.21%